Stockholders' Equity (Details 5)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	49.86%
Minimum Expected volatility		46.67%	49.40%
Maximum Expected volatility		47.93%	51.80%
Risk free interest rates	1.38%
Minimum Risk free interest rates		1.48%	1.73%
Maximum Risk free interest rates		1.80%	2.71%
Expected lives (in years)	6 years	6 years
Maximum [Member]
Expected lives (in years)			6 years
Minimum [Member]
Expected lives (in years)			5 years 6 months